EQUITY AND WARRANTS (Details Narrative) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares, Outstanding	91,119,218	87,777,553
Preferred Stock, Shares Outstanding	0	0
Public Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Outstanding		35,540,380
Shares Issued, Price Per Share	$ 5.75
Warrants and Rights Outstanding, Maturity Date	Jun. 06, 2023
Warrants term	5 years